--------------------------------------------------------------------------------
                                  SMITH BARNEY
                              CALIFORNIA MUNICIPALS
                                    FUND INC.
--------------------------------------------------------------------------------
             CLASSIC SERIES | SEMI-ANNUAL REPORT | AUGUST 31, 2002

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(SM)

--------------------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

[PHOTO OMITTED]

JOSEPH P. DEANE
PORTFOLIO MANAGER

--------------------------------------------------------------------------------
JOSEPH P. DEANE
--------------------------------------------------------------------------------

Joseph P. Deane has more than 32 years of securities business experience and has managed the Fund since its inception.

Education: BA in History from Iona College

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide California investors with as high a level of current income exempt from federal income taxes and California state personal income taxes as is consistent with prudent investment management and the preservation of capital.** The Fund invests at least 80% of its net assets in California municipal securities. California municipal securities include securities issued by the state of California and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from California personal income taxes.

----------
** Please note a portion of the income from the Fund may be subject to the Alternative Minimum Tax ("AMT").

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
April 9, 1984

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
32 Years

                                    Class A        Class B           Class L
--------------------------------------------------------------------------------
NASDAQ                               SHRCX          SCABX             SCACX
--------------------------------------------------------------------------------
INCEPTION                           4/9/84         11/6/92           11/14/94
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] Classic Series

--------------------------------------------------------------------------------

Semi-Annual Report o August 31, 2002

SMITH BARNEY CALIFORNIA
MUNICIPALS FUND INC.

Average Annual Total Returns as of August 31, 2002*

                                                 Without Sales Charges(1)

                                          Class A         Class B       Class L
--------------------------------------------------------------------------------
Six-Month+                                 2.77%           2.47%         2.51%
--------------------------------------------------------------------------------
One-Year                                   4.06            3.51          3.47
--------------------------------------------------------------------------------
Five-Year                                  5.74            5.19          5.16
--------------------------------------------------------------------------------
Ten-Year                                   6.93             N/A           N/A
--------------------------------------------------------------------------------
Since Inception++                          8.18            6.58          7.63
--------------------------------------------------------------------------------

                                                   With Sales Charges(2)

                                          Class A         Class B       Class L
--------------------------------------------------------------------------------
Six-Month+                                (1.36)%         (2.03)%        0.50%
--------------------------------------------------------------------------------
One-Year                                  (0.08)          (0.96)         1.47
--------------------------------------------------------------------------------
Five-Year                                  4.89            5.02          4.94
--------------------------------------------------------------------------------
Ten-Year                                   6.49             N/A           N/A
--------------------------------------------------------------------------------
Since Inception++                          7.94            6.58          7.49
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. The performance data represents past performance, including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and L shares are April 9, 1984, November 6, 1992 and November 14, 1994, respectively.

--------------------------------------------------------------------------------

What's Inside

A Letter to Our Shareholders ..............................................    1

Historical Performance ....................................................    3

Fund at a Glance ..........................................................    6

Schedule of Investments ...................................................    7

Bond Ratings ..............................................................   16

Statement of Assets and Liabilities .......................................   18

Statement of Operations ...................................................   19

Statements of Changes in Net Assets .......................................   20

Notes to Financial Statements .............................................   21

Financial Highlights ......................................................   26

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(SM)

--------------------------------------------------------------------------------
Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
--------------------------------------------------------------------------------

Dear Shareholder,

We are pleased to provide the semi-annual report for the Smith Barney California Municipals Fund Inc. ("Fund") for the period ended August 31, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Special Notice to Shareholders

We are pleased to report that R. Jay Gerken, a managing director of Salomon Smith Barney Inc., has been elected Chairman, President and Chief Executive Officer of the board of the Fund replacing Heath B. McLendon, who has been appointed chairman of Salomon Smith Barney Inc.'s new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Management's college savings programs with the states of Illinois and Colorado.

Performance Review

For the six months ended August 31, 2002, the Fund's Class A shares, without sales charges, returned 2.77%. In comparison, the Lehman Brothers Municipal Bond Index ("Lehman Index")(1) returned 4.17% for the same period.

Investment Strategy

The Fund seeks to provide California investors with as high a level of current income exempt from federal income taxes and California state personal income taxes as is consistent with prudent investment management and the preservation of capital(2).

Portfolio Manager Market Overview

We maintained a positive outlook on bonds throughout the reporting period, mainly because we believed the economic environment -- low inflation, an extremely accommodative U.S. Federal Reserve Board ("Fed") and an ample supply of fixed-income investment choices -- was supportive of fixed-income securities. However, in addition to these strong fundamentals, we also believe the bond market benefited from strong emotional reactions from investors during the period. Every time the stock market fell, in an almost knee-jerk reaction, many sections of the bond market rose. So, while we believe that many bond market fundamentals looked strong, we also believe that many investors turned to government and municipal bonds simply as an emotional response to the volatile stock market.

Portfolio Manager California Highlights

Like many states, California has been severely affected by the national economic downturn. In fact, the Governor's May revision to the 2002-2003 fiscal budget estimates the budget gap at $23.6 billion, almost double the $12.5 billion gap that was projected in January. Although California is just one of 45 states in the country facing budget deficits as the result of unanticipated drops in revenues, California's deficit is magnified by the fact that the state is one of the largest in the nation, and therefore has a sizeable budget, according to the Governor's office. The Governor has proposed a combination of spending reductions and revenue proposals that are extremely optimistic, in our view, as well as accessing one-time sources of revenue to address this budget gap. However, we remain concerned about the Governor's expectations for a quick and powerful economic recovery in the State. If the Governor's expectations turn out to be unrealistic, we believe that California could find itself under additional credit rating pressure. We believe that a combination of careful budget cuts and conservative budget projections are necessary in order for California to successfully navigate its way through this budget crisis.

----------
(1) The Lehman Index is a broad-based unmanaged index of municipal bonds. Please note that an investor cannot invest directly in an index.

(2) Please note a portion of the Fund's income may be subject to the Alternative Minimum Tax ("AMT"). Capital gains, if any, are fully taxable. Please consult your personal tax adviser.


              1   Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

Portfolio Manager Fund Overview and Outlook

Although we believe the municipal bond market offered many attractive investment opportunities during the period, offering yields at 95% of comparable U.S. Treasury bonds at the long end of the yield curve, we are repositioning the Fund to take advantage of what we anticipate should be an improving economy. Specifically, we are reallocating some of the Fund's more aggressive positions, such as bonds with extremely long maturities (longer than 28 or 30 years) and bonds that have fairly deep discount coupons (anything below a 5% coupon) to slightly more conservative alternatives. Going forward, we also plan to concentrate on municipal securities with high credit ratings and avoid assuming any substantial credit risk.

We believe the Federal Open Market Committee ("FOMC")(3) is very clearly on hold in terms of taking any action on short-term interest rates. In our view, there are two basic developments that the FOMC would like to see before it will consider raising the federal funds rate ("fed funds rate")(4). First, we believe the FOMC wants to be absolutely certain that the American economy is well on the road to recovery. Second, we believe the FOMC is waiting until the enormous amount of money that is currently in short-term securities such as money market funds and CDs begins returning to the stock market and the long-term bond market and moving into the general economy. We believe that this stockpiling of assets in extremely short-term investments indicates just how fearful many investors are. With current short-term rates at such a low levels, we see no valid, fundamental justification for this flight to such short-term investments. Although a similar build-up occurred in the early 1980s, short-term rates during that particular period were extremely high.

In our view, the economy has bottomed out. Barring any further terrorism attacks or acts of war, we believe it may recover faster than most people expect.

Thank you for your investment in the Smith Barney California Municipals Fund Inc. We look forward to continuing to help you meet your investment objectives.

Sincerely,


/s/ R. Jay Gerken                      /s/ Joseph P. Deane

R. Jay Gerken                          Joseph P. Deane
Chairman, President and                Vice President and
Chief Executive Officer                Investment Officer

September 24, 2002

The information provided in this letter represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund's assets in various sectors will remain the same. Please refer to pages 7 through 15 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings and the portfolio manager's views are as of August 31, 2002 and are subject to change.

----------
(3) The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
(4) The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.


              2   Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Historical Performance -- Class A Shares
================================================================================

                  Net Asset Value
               ----------------------
               Beginning       End       Income      Capital Gain      Return        Total
Period Ended   of Period    of Period   Dividends    Distributions   of Capital   Returns(1)+
---------------------------------------------------------------------------------------------
8/31/02         $16.93       $17.00      $0.39          $0.00          $0.00          2.77%++
---------------------------------------------------------------------------------------------
2/28/02          16.70        16.93       0.78           0.00           0.00          6.20
---------------------------------------------------------------------------------------------
2/28/01          15.28        16.70       0.78           0.00           0.00         14.70
---------------------------------------------------------------------------------------------
2/29/00          16.93        15.28       0.76           0.00           0.00         (5.36)
---------------------------------------------------------------------------------------------
2/28/99          16.99        16.93       0.80           0.10           0.00          5.02
---------------------------------------------------------------------------------------------
2/28/98          16.26        16.99       0.84           0.23           0.00         11.44
---------------------------------------------------------------------------------------------
2/28/97          16.31        16.26       0.85           0.20           0.00          6.37
---------------------------------------------------------------------------------------------
2/28/96          15.40        16.31       0.84           0.03           0.00         11.93
---------------------------------------------------------------------------------------------
2/28/95          16.15        15.40       0.89           0.19           0.00          2.46
---------------------------------------------------------------------------------------------
2/28/94          16.70        16.15       0.84           0.65           0.00          5.92
---------------------------------------------------------------------------------------------
2/28/93          15.78        16.70       0.97           0.29           0.04         14.76
=============================================================================================
Total                                    $8.74          $1.69          $0.04
=============================================================================================

================================================================================
Historical Performance -- Class B Shares
================================================================================

                           Net Asset Value
                        ----------------------
                        Beginning       End       Income      Capital Gain      Return        Total
Period Ended            of Period    of Period   Dividends    Distributions   of Capital   Returns(1)+
------------------------------------------------------------------------------------------------------
8/31/02                  $16.92       $16.98      $0.35          $0.00          $0.00          2.47%++
------------------------------------------------------------------------------------------------------
2/28/02                   16.69        16.92       0.70           0.00           0.00          5.69
------------------------------------------------------------------------------------------------------
2/28/01                   15.28        16.69       0.70           0.00           0.00         14.06
------------------------------------------------------------------------------------------------------
2/29/00                   16.93        15.28       0.67           0.00           0.00         (5.87)
------------------------------------------------------------------------------------------------------
2/28/99                   16.98        16.93       0.71           0.10           0.00          4.56
------------------------------------------------------------------------------------------------------
2/28/98                   16.25        16.98       0.76           0.23           0.00         10.88
------------------------------------------------------------------------------------------------------
2/28/97                   16.32        16.25       0.77           0.20           0.00          5.73
------------------------------------------------------------------------------------------------------
2/28/96                   15.40        16.32       0.76           0.03           0.00         11.39
------------------------------------------------------------------------------------------------------
2/28/95                   16.15        15.40       0.80           0.19           0.00          1.89
------------------------------------------------------------------------------------------------------
2/28/94                   16.70        16.15       0.76           0.65           0.00          5.40
------------------------------------------------------------------------------------------------------
Inception** -- 2/28/93    15.84        16.70       0.28           0.29           0.01          9.27++
======================================================================================================
Total                                             $7.26          $1.69          $0.01
======================================================================================================


              3   Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Historical Performance -- Class L Shares
================================================================================

                           Net Asset Value
                        ----------------------
                        Beginning       End       Income      Capital Gain      Return        Total
Period Ended            of Period    of Period   Dividends    Distributions   of Capital   Returns(1)+
------------------------------------------------------------------------------------------------------
8/31/02                  $16.90       $16.97       $0.35         $0.00          $0.00          2.51%++
------------------------------------------------------------------------------------------------------
2/28/02                   16.68        16.90        0.69          0.00           0.00          5.59
------------------------------------------------------------------------------------------------------
2/28/01                   15.26        16.68        0.69          0.00           0.00         14.09
------------------------------------------------------------------------------------------------------
2/29/00                   16.91        15.26        0.66          0.00           0.00         (5.92)
------------------------------------------------------------------------------------------------------
2/28/99                   16.97        16.91        0.70          0.10           0.00          4.45
------------------------------------------------------------------------------------------------------
2/28/98                   16.24        16.97        0.75          0.23           0.00         10.83
------------------------------------------------------------------------------------------------------
2/28/97                   16.31        16.24        0.77          0.20           0.00          5.68
------------------------------------------------------------------------------------------------------
2/28/96                   15.40        16.31        0.76          0.03           0.00         11.30
------------------------------------------------------------------------------------------------------
Inception** -- 2/28/95    14.19        15.40        0.23          0.19           0.00         11.72++
======================================================================================================
Total                                              $5.60         $0.75          $0.00
======================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

================================================================================
Average Annual Total Returns+
================================================================================

                                                 Without Sales Charges(1)
                                          --------------------------------------
                                          Class A         Class B        Class L
================================================================================
Six Months Ended 8/31/02++                 2.77%           2.47%          2.51%
--------------------------------------------------------------------------------
Year Ended 8/31/02                         4.06            3.51           3.47
--------------------------------------------------------------------------------
Five Years Ended 8/31/02                   5.74            5.19           5.16
--------------------------------------------------------------------------------
Ten Years Ended 8/31/02                    6.93             N/A            N/A
--------------------------------------------------------------------------------
Inception** through 8/31/02                8.18            6.58           7.63
================================================================================

                                                   With Sales Charges(2)
                                          --------------------------------------
                                          Class A         Class B        Class L
================================================================================
Six Months Ended 8/31/02++                (1.36)%         (2.03)%         0.50%
--------------------------------------------------------------------------------
Year Ended 8/31/02                        (0.08)          (0.96)          1.47
--------------------------------------------------------------------------------
Five Years Ended 8/31/02                   4.89            5.02           4.94
--------------------------------------------------------------------------------
Ten Years Ended 8/31/02                    6.49             N/A            N/A
--------------------------------------------------------------------------------
Inception** through 8/31/02                7.94            6.58           7.49
================================================================================


              4   Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Cumulative Total Returns+
================================================================================

                                                        Without Sales Charges(1)
================================================================================
Class A (8/31/92 through 8/31/02)                                95.38%
--------------------------------------------------------------------------------
Class B (Inception* through 8/31/02)                             86.92
--------------------------------------------------------------------------------
Class L (Inception* through 8/31/02)                             77.34
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
+ The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
** Inception dates for Class A, B, and L shares are April 9, 1984, November 6, 1992 and November 14, 1994, respectively.


              5   Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Smith Barney California Municipals Fund Inc. at a Glance (unaudited)
================================================================================

Growth of $10,000 Invested in Class A Shares of the Smith Barney California Municipals Fund Inc. vs. the Lehman Brothers Municipal Bond Index and the Lipper California Municipal Debt Fund Average+

--------------------------------------------------------------------------------
                           August 1992 -- August 2002

                               [GRAPHIC OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                    Smith Barney       Lehman Brothers       Lipper California
                     California         Municipal Bond        Municipal Debt
               Municipals Fund, Inc.        Index              Fund Average
               ---------------------   ---------------       -----------------
Aug 1992               9601                 10000                 10000
Feb 1993              10437                 10743                 10775
Feb 1994              11053                 11338                 11369
Feb 1995              11324                 11551                 11397
Feb 1996              12718                 12828                 12580
Feb 1997              13528                 13534                 13187
Feb 1998              15076                 14772                 14425
Feb 1999              15833                 15749                 15213
Feb 2000              14985                 15422                 13961
Feb 2001              17188                 17324                 15737
Feb 2002              18253                 18508                 16600
Aug 2002              18759                 19280                 17166

+ Hypothetical illustration of $10,000 invested in Class A shares on August 31, 1992, assuming the deduction of the maximum 4.00% initial sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 2002. The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The Lipper California Municipal Debt Fund Average is composed of an average of the Fund's peer group of 110 mutual funds investing in California municipal bonds as of August 31, 2002. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                            Industry Diversification*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

                         6.4%       Education
                        10.1%       Escrowed to Maturity
                         6.1%       Finance
                         5.6%       General Obligation
                         9.5%       Hospitals
                        16.2%       Miscellaneous
                         4.2%       Pre-Refunded
                         4.8%       Tax Allocation
                         5.6%       Transportation
                        19.8%       Water and Sewer
                        11.7%       Other

--------------------------------------------------------------------------------
                  Summary of Investments by Combined Ratings*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                Standard            Percentage
                   Moody's      & Poor's      of Total Investments
                   -------      --------      --------------------

                     Aaa           AAA                 69.7%

                     Aa            AA                  12.9

                      A             A                   8.8

                     Baa           BBB                  5.2

                     Ba            BB                   1.7

                      B             B                   0.3

                     NR            NR                   1.0

                 VMIG 1/P-1     SP-1/A-1                0.4
                                                      ------

                                                      100.0%
                                                      ======

* As a percentage of total investments. These holdings are as of August 31, 2002 and are subject to change.


              6   Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                              August 31, 2002
================================================================================

    FACE
   AMOUNT        RATING(a)                                       SECURITY                                                   VALUE
====================================================================================================================================
Education -- 6.4%
$  2,000,000     AAA     Adelanto School District, Series B, FGIC-Insured, zero coupon due 9/1/18                       $    935,360
                         California Educational Facilities Authority Revenue:
   2,980,000     Aa3*      Claremont University Center, Series B, 5.000% due 3/1/24                                        3,000,472
     230,000     A2*       Loyola Marymount University, 5.750% due 10/1/24                                                   242,381
                           Pepperdine University, Series A:
   1,775,000     A1*         5.000% due 11/1/18                                                                            1,849,337
   1,500,000     A1*         5.000% due 11/1/29                                                                            1,486,695
   6,125,000     Ba1*      Pooled College & University Project, (Partially Pre-Refunded-- Escrowed with
                             U.S. government securities to 7/1/08 Call @ 101), Series A, 5.500% due 7/1/15                 6,292,886
   1,000,000     A1*       Scripps College, 5.250% due 8/1/26                                                              1,015,590
                           Southwestern University Project:
   2,635,000     A3*         6.600% due 11/1/14                                                                            2,903,111
   6,505,000     A3*         6.700% due 11/1/24                                                                            7,118,226
  15,000,000     AAA       Stanford University, Series Q, 5.250% due 12/1/32+                                             15,442,500
     575,000     A       California State Public Works Board, Lease Revenue, High Technology Facility,
                           San Jose Facilities, Series A, 7.750% due 8/1/06                                                  636,628
   2,000,000     AAA     California State University Foundation Revenue, Monterey Bay, MBIA-Insured,
                           5.350% due 6/1/31                                                                               2,067,500
   1,000,000     AAA     Fullerton University Foundation, Auxiliary Organization Revenue, Series A,
                           MBIA-Insured, 5.750% due 7/1/30                                                                 1,081,080
   1,500,000     AAA     San Diego State University Foundation, Series A, MBIA-Insured, 5.000% due 3/1/27                  1,512,405
   1,530,000     AAA     Santa Rosa High School District, FGIC-Insured, 5.900% due 5/1/14                                  1,647,856
                         Standard School District, COP, (Capital Improvement Project), Series A:
     320,000     A         6.200% due 3/1/10                                                                                 348,822
     340,000     A         6.250% due 3/1/11                                                                                 370,872
   6,610,000     AAA     Tustin Unified School District, Special Tax Revenue, (Community Facilities District
                           No. 88-1), Series A, FSA-Insured, 5.00% due 9/1/32,                                             6,651,313
   4,500,000     BBB+    Ukiah Unified School District, COP, (Measure A Capital Projects), 6.000% due 9/1/10               4,670,595
   2,600,000     AAA     Victor Valley Unified High School District, MBIA-Insured, 5.750% due 11/1/17                      2,862,626
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          62,136,255
------------------------------------------------------------------------------------------------------------------------------------
Electric -- 0.7%
                         Sacramento Power Authority, Cogeneration Project Revenue:
   1,800,000     BBB-      6.500% due 7/1/07                                                                               2,072,106
   1,800,000     BBB-      6.500% due 7/1/08                                                                               2,057,940
   2,200,000     BBB-      6.500% due 7/1/09                                                                               2,498,100
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           6,628,146
------------------------------------------------------------------------------------------------------------------------------------
Escrowed to Maturity (b) -- 10.1%
     270,000     AAA     Contra Costa County Home Mortgage Revenue, Mortgage-Backed Securities Program,
                           GNMA-Collateralized, 7.750% due 5/1/22 (c)                                                        368,612
     100,000     AAA     Kern High School District, Series C, MBIA-Insured, 8.750% due 8/1/03                                106,778
     120,000     AAA     Martinez Home Mortgage Revenue Bonds, 10.750% due 2/1/16                                            179,770
   2,670,000     AAA     Ontario Redevelopment Financing Authority, Tax Allocation Bonds, (Redevelopment
                           Project No. 1),  MBIA-Insured, 5.800% due 8/1/23                                                2,788,441
   3,325,000     AAA     Perris Single-Family Mortgage Revenue, Series A, Mortgage-Backed Securities Program,
                           8.300% due 12/1/13 (c)                                                                          4,354,985
                         Riverside County Single-Family Mortgage Revenue, Series A, Mortgage-Backed
                           Securities Program, GNMA-Collateralized:
   2,620,000     AAA         8.300% due 11/1/12 (c)                                                                        3,392,769
   1,000,000     AAA         7.800% due 5/1/21 (c)                                                                         1,399,330
   2,000,000     AAA     San Bernardino County, COP, (Capital Facility Project), Series B, 6.875% due 8/1/24               2,610,240

                       See Notes to Financial Statements.


              7   Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) ((continued)                 August 31, 2002
================================================================================

    FACE
   AMOUNT        RATING(a)                                       SECURITY                                                   VALUE
====================================================================================================================================
Escrowed to Maturity (b) -- 10.1% (continued)
$    150,000     AAA     San Francisco Airport Improvement Corp. Lease Revenue, (United Airlines Inc.),
                           8.000% due 7/1/13                                                                            $    189,246
                         San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue:
   5,000,000     AAA       Zero coupon due 1/1/14                                                                          3,098,950
  60,000,000     AAA       Zero coupon due 1/1/16+                                                                        32,863,800
  17,500,000     AAA       Zero coupon due 1/1/17                                                                          9,097,900
  25,000,000     AAA       Zero coupon due 1/1/18                                                                         12,086,500
  20,000,000     AAA       Zero coupon due 1/1/19                                                                          9,119,000
  20,000,000     AAA       Zero coupon due 1/1/26                                                                          5,851,200
     695,000     AAA     Santa Rosa Hospital Revenue, (Santa Rosa Hospital Memorial Project), 10.300%
                           due 3/1/11                                                                                        929,841
   9,700,000     A       Torrance Hospital Revenue, (Little Company of Mary Hospital), 6.875% due 7/1/15                  10,046,969
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          98,484,331
------------------------------------------------------------------------------------------------------------------------------------
Finance -- 6.1%
                         Fresno Joint Powers Financing Authority, Local Agency Revenue, Series A:
     600,000     BBB+      6.200% due 9/2/03                                                                                 626,136
   1,500,000     BBB+      6.550% due 9/2/12                                                                               1,633,545
   3,000,000     AAA     Long Beach Bond Finance Authority Lease Revenue, (Rainbow Harbor Refinancing Project),
                           Series A, AMBAC-Insured, 5.250% due 5/1/24                                                      3,105,240
   6,500,000     AA      Los Angeles County Public Works Financing Authority Revenue, Regional Park &
                           Open Space District, 5.000% due 10/1/19                                                         6,702,735
     895,000     Baa1*   Pleasanton Joint Powers Financing Authority Revenue, Series A, 6.150% due 9/2/12                    942,443
   5,550,000     AAA     Pomona Public Financing Authority, Merged Redevelopment Project, Series AD,
                           MBIA-Insured, Series A, 5.000% due 2/1/21                                                       5,690,637
                         Sacramento City Financing Authority Revenue, Capital Improvement, (Solid Waste &
                           Redevelopment Project), Series A, Ambac-Insured:
   5,070,000     AAA         5.500% due 12/1/20                                                                            5,478,287
   6,300,000     AAA         5.500% due 12/1/21                                                                            6,532,281
   1,600,000     AAA         5.875% due 12/1/29                                                                            1,772,384
   2,000,000     Aa3*        5.625% due 6/1/30                                                                             2,115,020
   2,800,000     AAA     Salida Area Public Facilities Financing Agency Community Facilities District, Special
                           Tax No. 1988-1, FSA-Insured, 5.250% due 9/1/18                                                  2,971,248
   2,875,000     AAA     Santa Ana Financing Authority Lease Revenue, Police Administration & Holding Facility,
                           Series A, MBIA-Insured, 6.250% due 7/1/24                                                       3,485,506
   2,000,000     AAA     South Orange County Public Financing Authority Special Tax Revenue, Series A,
                           MBIA-Insured, 7.000% due 9/1/10                                                                 2,492,060
                         Virgin Islands Public Finance Authority Revenue, Series A:
  10,000,000     BBB-      5.500% due 10/1/18                                                                             10,370,000
   5,000,000     BBB-      6.500% due 10/1/24                                                                              5,484,550
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          59,402,072
------------------------------------------------------------------------------------------------------------------------------------
General Obligation -- 5.6%
                         California State GO, Veterans:
     725,000     A+        Series AM, 9.000% due 10/1/02                                                                     728,987
   1,000,000     AA-       Series AT, 9.500% due 2/1/10                                                                    1,366,410
   2,000,000     AA-       Series AU, 8.400% due 10/1/06                                                                   2,379,740
                         Los Angeles Unified School District, Series E, MBIA-Insured;
  14,230,000     AAA       5.125% due 7/1/22                                                                              14,644,093
   6,205,000     AAA       5.125% due 1/1/27                                                                               6,317,248
   4,720,000     AAA     Pasadena Unified School District, Series A, FGIC-Insured, 5.000% due 5/1/20                       4,845,976

                       See Notes to Financial Statements.


              8   Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) ((continued)                 August 31, 2002
================================================================================

    FACE
   AMOUNT        RATING(a)                                       SECURITY                                                   VALUE
====================================================================================================================================
General Obligation -- 5.6% (continued)
$  1,000,000     Aa1*    San Diego Public Safety Communication Project, 6.650% due 7/15/11                              $  1,233,860
                         Santa Margarita/Dana Point Authority Revenue, GO:
  20,000,000     AAA       Series A, AMBAC-Insured, 5.125% due 8/1/18+                                                    21,000,400
   1,500,000     AAA       Water Improvement Districts 3, 3A, 4 & 4A, Series B, MBIA-Insured,
                           7.250% due 8/1/14                                                                               1,971,510
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          54,488,224
------------------------------------------------------------------------------------------------------------------------------------
Hospitals -- 9.5%
   1,500,000     A+      ABAG Finance Authority for Nonprofit Corp., COP, (Rehabilitation Mental Health
                           Services Inc. Project), California Mortgage Insured, 6.550% due 6/1/22                          1,536,180
                         California Health Facilities Financing Authority Revenue:
   2,000,000     A         5.550% due 8/15/25                                                                              2,009,280
   2,500,000     AAA       Catholic Health Facilities, AMBAC-Insured, 5.750% due 7/1/15                                    2,736,300
  12,000,000     A3*       Cedars-Sinai Medical Center, Series A, 6.125% due 12/1/30+                                     12,871,680
                           Industrial Health Facilities, Series A:
     705,000     A+          Casa De Las Campanas, 5.500% due 8/1/12                                                         760,109
   2,500,000     A+          Marshall Hospital, 5.250% due 11/1/18                                                         2,587,750
                           Kaiser Permanente:
   3,000,000     AAA         Catholic Healthcare West, MBIA-Insured, 5.125% due 7/1/24                                     3,047,220
   3,500,000     AAA         Series A, FSA-Insured, 5.000% due 6/1/18                                                      3,652,565
   1,750,000     A           Series B, 5.250% due 10/1/14                                                                  1,840,929
   5,145,000     AAA       Stanford Health Care, Series A, FSA-Insured, 5.000% due 11/15/18                                5,369,682
                           Sutter Health, Series A:
                             FSA-Insured:
   1,470,000     AAA           5.125% due 8/15/17                                                                          1,548,425
   1,500,000     AAA           5.250% due 8/15/27                                                                          1,540,305
   2,000,000     AAA         MBIA-Insured, 5.000% due 8/15/19                                                              2,075,900
                         California Statewide Community Development Authority Revenue COP:
   4,515,000     AAA       Industrial Health Facilities, Unihealth, Series A, AMBAC-Insured, (Escrowed to
                           maturity with U.S. Treasury Obligations), 5.500% due 10/1/07                                    5,202,905
  19,000,000     A         Kaiser Permanente, 5.300% due 12/1/15                                                          19,868,110
   1,100,000     A+        Solheim Lutheran Home, 6.500% due 11/1/17                                                       1,214,796
                           St. Joseph's Health System:
   4,125,000     AA-         5.500% due 7/1/14                                                                             4,232,910
   4,000,000     AA-         5.250% due 7/1/21                                                                             4,063,840
                           Sutter Health Obligated Group, MBIA-Insured:
   3,500,000     AAA         5.500% due 8/15/09                                                                            3,672,480
     500,000     AAA         6.000% due 8/15/25                                                                              550,820
                         Fresno Health Facilities Revenue, Holy Cross Health System Corp.:
   2,200,000     AA-       5.200% due 12/1/04                                                                              2,321,286
   2,435,000     AA-       5.375% due 12/1/06                                                                              2,553,463
   2,000,000     AA-       5.625% due 12/1/15                                                                              2,065,500
   1,000,000     AAA     Modesto Health Facilities Revenue, Memorial Hospital Association, Series B,
                           MBIA-Insured, 5.125% due 6/1/17                                                                 1,051,940
   2,000,000     A+      Riverside County Asset Leasing Corp., (Riverside County Hospital Project),
                           Series A, 6.375% due 6/1/09                                                                     2,077,280
   1,250,000     Baa     Sequoia Hospital District, (Escrowed to maturity with U.S. government securities),
                           5.375% due 8/15/23                                                                              1,356,388
     935,000     BB      Valley Health System COP, 6.875% due 5/15/23                                                        765,485
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          92,573,528
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


              9   Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) ((continued)                 August 31, 2002
================================================================================

    FACE
   AMOUNT        RATING(a)                                       SECURITY                                                   VALUE
====================================================================================================================================
Housing: Multi-Family -- 2.0%
$  1,250,000     AAA     ABAG Finance Authority for Nonprofit Corp., Multi-Family Revenue, (Edgewood
                           Apartments Project), Series A, FNMA-Collateralized, 5.700% due 11/1/26                       $  1,324,638
   1,595,000     Aa2*    California HFA, Home Mortgage Revenue, Series A, 6.625% due 2/1/24 (c)                            1,634,859
   6,000,000     NR      California Statewide Community Development Authority COP, St. Joseph's Health
                           System Group, Series E, FNMA-Collateralized, 6.400% due 6/1/28 (c)                              6,313,080
   1,740,000     AAA     Riverside County Housing Authority, Multi-Family Housing Revenue, Brandon Place
                           Apartments, Series B, FNMA-Collateralized, 5.625% due 7/1/29 (c)                                1,945,790
     660,000     AA+     San Francisco City & County Redevelopment Agency, Multi-Family Housing Revenue,
                           1045 Mission Apartments, Series C, GNMA-Collateralized, 5.200% due 12/20/17 (c)                   680,566
   1,500,000     Aa1*    San Jose Multi-Family Housing Revenue,Timberwood Apartments, Series A,
                           LOC-Wells Fargo Bank, 7.500% due 2/1/20                                                         1,507,215
   3,320,000     AA      Santa Rosa Mortgage Revenue, (Village Square Apartments Project), Series A,
                           FHA-Insured, 6.875% due 9/1/27                                                                  3,479,858
   2,755,000     AAA     Victorville Multi-Family Housing Revenue, Wimbledon Apartments, Series A,
                           GNMA-Collateralized, 6.300% due 4/20/31                                                         2,894,128
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          19,780,134
------------------------------------------------------------------------------------------------------------------------------------
Housing: Single-Family -- 3.3%
                         California HFA Revenue Bonds, Home Mortgage:
                           Capital Appreciation:
     350,000     Aa2*        Series 1983-B, FHA-Insured, zero coupon due 8/1/15                                              129,570
     310,000     Aa2*        Series 1984-B, zero coupon due 8/1/16                                                            65,308
   5,205,000     Aa2*        Series E, FHA-Insured, Remarketed 10/16/96, 6.375% due 8/1/27 (c)                             5,421,060
      10,000     Aa2*      FGIC-Insured, 10.250% due 2/1/14                                                                   10,016
                           Single-Family Mortgage:
   3,500,000     AAA         Issue A-2, FHA-Insured, 6.350% due 8/1/15 (c)                                                 3,678,150
   2,985,000     AAA         Series B-3, Class II, MBIA-Insured, 5.375% due 8/1/21 (c)                                     3,055,267
   3,600,000     AAA     California Rural Home Mortgage Financing Authority, Single-Family Mortgage
                           Revenue, Mortgage Backed Security, Series D, GNMA/FNMA-Collateralized,
                           6.000% due 12/1/31 (c)                                                                          3,811,932
  10,000,000     AAA     California State Department of Veteran Affairs, Home Purpose Revenue, Series A,
                           AMBAC-Insured, 5.350% due 12/1/27                                                              10,329,300
     245,000     Aaa*    Los Angeles Home Mortgage Revenue Bonds, GNMA-Collateralized,
                           (Second Mortgage Project), 8.100% due 5/1/17                                                      252,389
   6,000,000     AAA     Pleasanton-Suisun City Home Financing Authority, Home Mortgage Revenue,
                           Series A, (Escrowed to maturity with U.S. government securities), MBIA-Insured,
                           zero coupon due 10/1/16                                                                         3,031,800
   1,500,000     AAA     Sacramento County Single-Family Mortgage Revenue, Issue A, GNMA-Collateralized,
                           (Escrowed to maturity with U.S. government securities), 8.000% due 7/1/16 (c)                   1,944,585
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          31,729,377
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous -- 16.2%
   2,000,000     AAA     Anaheim COP, Regular Fixed Option Bonds, MBIA-Insured, 6.200% due 7/16/23                         2,182,260
   1,025,000     Baa2*   Azusa COP, (Capital Improvements Refinancing Project), 6.625% due 8/1/13                          1,081,683
  10,000,000     AA      Beverly Hills Public Financing Authority, Lease Revenue, (Capital Improvements Project),
                           Series A, 5.250% due 6/1/28                                                                    10,222,400
                         California Infrastructure & Economic Development Bank Revenue:
   2,600,000     A-1+      1.250% due 11/15/37 (d)                                                                         2,600,000
                           MBIA-Insured:
   2,500,000     AAA         Department of Corrections, 5.000% due 9/1/21                                                  2,552,800
   5,000,000     AAA         Department of Health Services, Series A, 5.750% due 11/1/24                                   5,398,850
   4,000,000     AAA       Series A, AMBAC-Insured, 5.500% due 4/1/32                                                      4,222,160

                       See Notes to Financial Statements.


              10  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) ((continued)                 August 31, 2002
================================================================================

    FACE
   AMOUNT        RATING(a)                                       SECURITY                                                   VALUE
====================================================================================================================================
Miscellaneous -- 16.2% (continued)
$  3,000,000     AAA     Contra Costa County COP, (Capital Projects), AMBAC-Insured, 5.250% due 2/1/21                  $  3,118,800
   3,680,000     AAA     Fontana COP, AMBAC-Insured, 5.000% due 9/1/21                                                     3,771,522
   2,770,000     AAA     Fresno County Financing Authority, Solid Waste Revenue, (American Avenue
                           Landfill Project), MBIA-Insured, 5.750% due 5/15/14                                             3,026,613
                         Inland Empire Solid Waste Financing Authority Revenue, FSA-Insured:
   5,000,000     AAA       Escrowed to maturity with U.S. government securities, 6.250% due 8/1/11 (c)                     5,909,300
   2,500,000     AAA       Pre-Refunded, (Call 8/1/06 @ 102), 6.000% due 8/1/16 (c)                                        2,904,650
   2,345,000     BBB     Kings County Waste Management Authority Solid Waste Revenue, 7.200% due 10/1/14 (c)               2,547,209
   2,000,000     AAA     Los Angeles Convention and Exhibition Center Authority Lease Revenue, Series A,
                           MBIA-Insured, 5.375% due 8/15/18                                                                2,085,060
   3,250,000     AAA     Los Angeles County Community Facilities, District No. 3, Special Tax Refunding, Series A,
                           FSA-Insured, 5.500% due 9/1/14                                                                  3,604,575
   1,675,000     AAA     Orange County 1996 Recovery, COP, Series A, MBIA-Insured, 6.000% due 7/1/26                       1,880,456
   2,500,000     AAA     Sacramento County Sanitation District Financing Authority Revenue, AMBAC-Insured,
                           5.000% due 12/1/27                                                                              2,519,175
  25,000,000     AAA     San Francisco California State Building Authority Lease Revenue, San Francisco Civic
                           Center, Complex-A, AMBAC-Insured, 5.250% due 12/1/21                                           26,174,500
                         San Francisco City & County COP, San Bruno Jail No. 3, AMBAC-Insured:
  14,000,000     AAA       5.250% due 10/1/26                                                                             14,426,440
  29,445,000     AAA       5.250% due 10/1/33+                                                                            30,183,481
     135,000     A3*     San Francisco Downtown Parking, Corporate Parking Revenue Bonds, 6.250% due 4/1/04                  141,556
   3,205,000     AAA     San Luis Obispo County, Lopez Dam Improvement Project, Series A, MBIA-Insured,
                           5.375% due 8/1/30                                                                               3,322,752
   4,310,000     Aaa*    San Marcos Public Facilities Authority, Public Facilities Revenue, (Escrowed to maturity
                           with U.S. government securities), zero coupon due 1/1/19                                        1,965,145
   3,460,000     AA-     Santa Barbara County COP, 5.700% due 3/1/11                                                       3,674,347
   5,680,000     AAA     Santa Maria Redevelopment Agency, Town Center Package, FSA-Insured, 5.000% due 6/1/16             5,840,176
   2,795,000     AAA     Solano County COP, (Capital Improvement Project), AMBAC-Insured, 5.000% due 11/15/19              2,903,306
   4,200,000     AA-     Sonoma County COP, Detention Facilities Improvement Project, 5.000% due 11/15/13                  4,355,946
   4,135,000     Baa2*   South Napa Waste Management Authority Revenue, 6.500% due 2/15/14 (c)                             4,403,816
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         157,018,978
------------------------------------------------------------------------------------------------------------------------------------
Pollution Control Revenue -- 1.5%
                         California Financing Authority:
   2,500,000     B3*       Pacific Gas & Electric Co., Series B, 6.350% due 6/1/09 (c)                                     2,518,825
   1,500,000     Aa3*      San Diego Gas & Electric, Series A, 6.800% due 6/1/15 (c)                                       1,762,860
   9,900,000     BB        Southern California Edison Co., Series B, 6.400% due 12/1/24 (c)                                9,906,930
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          14,188,615
------------------------------------------------------------------------------------------------------------------------------------
Pre-Refunded (e) -- 4.2%
                         California Educational Facilities Authority Revenue:
   1,870,000     Aaa*      Loyola Marymount University, (Call 4/1/04 @ 102), 5.750% due 10/1/24                            2,032,634
   2,500,000     A2*       University of San Diego, (Call 10/1/02 @ 102), 6.500% due 10/1/22                               2,559,550
                         California Health Facilities Financing Authority Revenue:
   1,930,000     NR        Daniel Freeman Hospital, (Call 5/1/05 @ 102), 6.500% due 5/1/20                                 2,210,776
   1,450,000     NR        St. Elizabeth Hospital, (Call 11/15/02 @ 102), 6.200% due 11/15/09                              1,493,225
   2,000,000     AAA     California Public Works Board Lease Revenue, (California State University Project),
                           Series A, (Call 10/1/02 @ 102), 6.700% due 10/1/17                                              2,048,080
   1,405,000     Aaa*    Contra Costa County COP, Merrithew Memorial Hospital, (Call 11/1/02 @ 102),
                           6.500% due 11/1/06                                                                              1,444,888

                       See Notes to Financial Statements.


              11  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) ((continued)                 August 31, 2002
================================================================================

    FACE
   AMOUNT        RATING(a)                                       SECURITY                                                   VALUE
====================================================================================================================================
Pre-Refunded (e)-- 4.2% (continued)
$  1,000,000     AAA     Eastern Municipal Water District Water & Sewer COP, Series A, FGIC-Insured,
                           (Call 7/1/03 @ 102), 5.375% due 7/1/13                                                       $  1,054,270
   2,000,000     AAA     Foothill Eastern Corridor Agency, California Toll Revenue, Sr. Lien, Series A,
                           (Call 1/1/07 @ 100), 6.000% due 1/1/34                                                          2,302,720
     450,000     AAA     Los Angeles Convention & Exhibition Center Authority, (Call 12/1/05 @ 100),
                           9.000% due 12/1/20                                                                                552,753
     750,000     A-      Northern California Power Agency, Public Power Revenue, (Geothermal Project No. 3),
                           Series A, (Call 7/1/08 @ 100), 5.000% due 7/1/09                                                  828,713
                         Sacramento Municipal Utility District Electric Revenue, Series I, MBIA-Insured,
                           (Call 1/1/04 @ 102):
   2,900,000     AAA         5.750% due 1/15/15                                                                            3,123,561
   1,720,000     AAA         Pre-Refunded 2001, 5.750% due 1/1/15                                                          1,852,595
   1,250,000     AAA     San Diego Community College District, Lease Revenue, MBIA-Insured, (Call
                           12/1/06 @ 102), 6.125% due 12/1/16                                                              1,481,488
   2,750,000     A2*     San Joaquin County COP, (General Hospital Project 1993), (Call 9/1/03 @ 102),
                           6.250% due 9/1/13                                                                               2,940,465
   8,000,000     AA-     St. Joseph's Health System, (Call 7/1/04 @ 102), 6.625% due 7/1/21                                8,897,520
   4,000,000     AAA     Tahoe-Truckee Unified School District, Series A, FGIC-Insured, (Call 8/1/09 @ 101),
                           5.375% due 8/1/20                                                                               4,735,920
   1,300,000     AAA     Yolo County Flood Control & Water Conservation District COP, FGIC-Insured,
                           (Call 7/15/03 @ 100), 7.125% due 7/15/15                                                        1,366,339
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          40,925,497
------------------------------------------------------------------------------------------------------------------------------------
Public Facilities -- 0.2%
   2,000,000     AAA     Monrovia Financing Authority Lease Revenue, AMBAC-Insured, 5.125% due 12/1/31                     2,033,520
------------------------------------------------------------------------------------------------------------------------------------
Solid Waste -- 0%
   4,600,000     AAA     Sacramento County COP, (Public Facilities Project), Solid Waste Facilities,
                           MBIA-Insured, 5.250% due 12/1/16                                                                4,931,384
------------------------------------------------------------------------------------------------------------------------------------
Tax Allocation -- 4.8%
   2,000,000     AAA     Anaheim Public Finance Authority, Tax Allocation Revenue, Regular Fixed Option
                           Bonds, MBIA-Insured, 6.450% due 12/28/18                                                        2,275,080
   1,000,000     Baa3*   Azusa Redevelopment Agency, Tax Allocation, (Merged Project Area), Series A,
                           6.750% due 8/1/23                                                                               1,048,340
      30,000     AAA     Concord Redevelopment Agency, Tax Allocation, Series 3, BIG-Insured,
                           8.000% due 7/1/18                                                                                  30,624
   6,000,000     AAA     Corona Redevelopment Agency, Tax Allocation, Redevelopment (Project Area A),
                           Series A, FGIC-Insured, 5.500% due 9/1/24                                                       6,275,400
   1,000,000     AAA     El Centro Redevelopment Agency Tax Allocation, MBIA-Insured,
                           6.375% due 11/1/17                                                                              1,166,140
   2,160,000     AAA     Fontana Public Finance Authority, Tax Allocation, MBIA-Insured, Series A,
                           5.000% due 9/1/20                                                                               2,204,561
   3,275,000     BBB+    Garden Grove Community Development Agency, Tax Allocation, (Garden Grove
                           Community Project), 5.700% due 10/1/08                                                          3,450,704
                         Hawthorne Community Redevelopment Agency, Tax Allocation, (Project Area 2),
                           (Partially Pre-Refunded-- Escrowed with U.S. government securities to
                           9/1/04 Call @ 102):
   2,000,000     Baa2*       6.625% due 9/1/14 (b)                                                                         2,175,840
   2,100,000     Baa2*       6.700% due 9/1/20 (b)                                                                         2,253,300
                         Healdsburg Community Revelopment Agency Tax Allocation, (Sotoyome Community
                           Development Project), MBIA-Insured:
   6,485,000     AAA         Series A, 5.125% due 8/1/31                                                                   6,577,800
   2,550,000     AAA         Series C, 5.125% due 8/1/31                                                                   2,586,491

                       See Notes to Financial Statements.


              12  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) ((continued)                 August 31, 2002
================================================================================

    FACE
   AMOUNT        RATING(a)                                       SECURITY                                                   VALUE
====================================================================================================================================
Tax Allocation -- 4.8% (continued)
$  6,500,000     AAA     La Quinta Redevelopment Agency, Tax Allocation, Redevelopment Project Area No. 1,
                           AMBAC-Insured, 5.125% due 9/1/32                                                             $  6,607,770
                         Rancho Cucamonga Redevelopment Agency, Tax Allocation, (Rancho
                           Redevelopment Project):
   2,500,000     AAA       FSA-Insured, 5.250% due 9/1/20                                                                  2,636,650
                           MBIA-Insured:
   2,445,000     AAA         5.250% due 9/1/16                                                                             2,614,316
   1,000,000     AAA         5.250% due 9/1/26                                                                             1,026,320
   2,000,000     AAA     San Jose Redevelopment Agency, Tax Allocation, (Merged Area Redevelopment
                           Project), MBIA-Insured, 5.250% due 8/1/16                                                       2,083,380
   2,000,000     AAA     Vista Community Development Commission Tax Allocation Revenue, (Vista
                           Redevelopment Project), MBIA-Insured, 5.250% due 9/1/15                                         2,103,140
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          47,115,856
------------------------------------------------------------------------------------------------------------------------------------
Transportation -- 5.6%
   1,250,000     AAA     Fresno Airport Revenue, Series A, FSA-Insured, 5.250% due 7/1/30                                  1,325,163
   2,000,000     AAA     Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue,
                           Series A, MBIA-Insured, 5.625% due 7/1/18                                                       2,100,160
   2,000,000     A3*     Port of Oakland Special Facilities Revenue, Series A, 6.750% due 1/1/12 (c)                       2,034,720
   9,000,000     AAA     Sacramento County Airport System Revenue, Series A, MBIA-Insured,
                           5.900% due 7/1/24 (c)                                                                           9,721,260
     400,000     A1*     Sacramento Regional Transportation District COP, Series A, 6.400% due 3/1/03                        409,988
                         San Francisco Bay Area, Rapid Transportation District Sales Tax Revenue,
                           AMBAC-Insured:
  15,270,000     AAA       5.000% due 7/1/28                                                                              15,367,117
  17,000,000     AAA       5.000% due 7/1/31                                                                              17,091,630
   3,000,000     AAA     San Francisco City and County Airports Commission, International Airport
                           Revenue, FGIC-Insured, 6.500% due 5/1/19 (c)
                         3,247,800 San Jose Airport Revenue, FGIC-Insured:
     200,000     AAA       5.400% due 3/1/04 (c)                                                                             207,886
   1,500,000     AAA       5.500% due 3/1/07 (c)                                                                           1,555,875
   1,250,000     A2*     Santa Barbara COP, (Harbor Reference Project), 6.750% due 10/1/27                                 1,280,050
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          54,341,649
------------------------------------------------------------------------------------------------------------------------------------
Utilities -- 3.5%
   1,200,000     VMIG 1* Metropolitian Water District of Southern California Waterworks Revenue,
                           Series A, AMBAC-Insured, 1.200% due 6/1/23 (d)                                                  1,200,000
     360,000     A-      Northern California Power Agency, Public Power Revenue, Geothermal
                           Project No. 3, Series A, 5.000% due 7/1/09                                                        360,792
                         Puerto Rico Electric Power Authority, Power Revenue, FSA-Insured,
   8,000,000     AAA       Series II, 5.125% due 7/1/26                                                                    8,230,560
   2,000,000     AAA     Redding Electric System Revenue COP, Regular Linked SAVRS & RIBS,
                           MBIA-Insured, 6.368% due 7/1/22                                                                 2,419,840
                         Sacramento Municipal Utility District Electric Revenue:
   4,500,000     AAA       Series D, MBIA-Insured, 5.250% due 11/15/20                                                     4,648,950
   3,000,000     A         Series E, 5.700% due 5/15/12                                                                    3,129,870
   6,000,000     AAA       Series N, MBIA-Insured, 5.000% due 8/15/28                                                      6,042,840
     805,000     AAA       Un-Refunded Balance-2001, Series I, MBIA-Insured, 5.750% due 1/1/15                               855,787
   5,000,000     AAA     Southern California Public Power Authority, Power Project Revenue, (Mead
                           Adelanto Project), Series A, AMBAC-Insured, 5.000% due 7/1/17                                   5,152,050
   1,960,000     BBB-    Trinity County Public Utility District COP, Electric District Facilities,
                           6.750% due 4/1/23 (c)                                                                           2,028,776
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          34,069,465
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


              13  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) ((continued)                 August 31, 2002
================================================================================

    FACE
   AMOUNT        RATING(a)                                       SECURITY                                                   VALUE
====================================================================================================================================
Water and Sewer -- 19.8%
$  1,240,000     AAA     Anaheim Public Financing Authority Revenue, Water Utility, (Lenain Filtration
                           Project), FGIC-Insured, 5.250% due 10/1/19                                                   $  1,285,111
                         California State Department of Water Resources, Central Valley Project Revenue:
   2,000,000     AA        Series L, 5.500% due 12/1/23                                                                    2,066,720
   1,000,000     AA        Series O, 5.000% due 12/1/22                                                                    1,009,420
   5,000,000     AA        Series S, 5.000% due 12/1/19                                                                    5,153,550
  11,000,000     AA        Series U, 5.000% due 12/1/29                                                                   11,025,630
   2,930,000     AAA       Series X, FGIC-Insured, 5.000% due 12/1/29                                                      2,950,803
                         Castaic Lake Water Agency Revenue, COP, (Water System Improvement Project),
                           AMBAC-Insured:
   7,270,000     AAA       5.250% due 8/1/19                                                                               7,713,397
   7,615,000     AAA       5.125% due 8/1/30                                                                               7,720,849
   6,000,000     AAA     Clovis Sewer Revenue Refunding, MBIA-Insured, 5.200% due 8/1/28                                   6,116,520
   4,000,000     AAA     Cucamonga County Water District, COP, FGIC-Insured, 5.125% due 9/1/31                             4,057,760
                         East Bay Municipal Utility District Wastewater Treatment Systems Revenue,
  11,440,000     AAA       FGIC-Insured, 5.000% due 6/1/26                                                                11,507,153
                         East Bay Municipal Utility District Water Systems Revenue:
   8,400,000     AAA       FGIC-Insured, 5.000% due 6/1/26                                                                 8,449,308
   8,400,000     AAA       MBIA-Insured, 5.000% due 6/1/26                                                                 8,470,392
                         Eastern Municipal Water District COP, Water & Sewer Revenue:
   1,000,000     AAA       FGIC-Insured, 6.750% due 7/1/12                                                                 1,253,890
  17,750,000     AAA       Series A, MBIA-Insured, 5.250% due 7/1/23+                                                     18,177,420
   1,900,000     AAA     El Centro Financing Authority, Water & Wastewater Revenue, Series A,
                           AMBAC-Insured, 5.125% due 10/1/27                                                               1,932,034
   4,000,000     AAA     Livermore-Amador Valley Water Management Agency, Sewer Revenue, Series A,
                           AMBAC-Insured, 5.000% due 8/1/31                                                                4,022,680
                         Los Angeles Wastewater System Revenue, Series A:
   6,000,000     AAA       FGIC-Insured, 5.000% due 6/1/32                                                                 6,036,360
   2,430,000     AAA       MBIA-Insured, 5.700% due 6/1/09                                                                 2,553,663
                         Metropolitan Water District, Southern California Waterworks Revenue:
                           Series A:
   1,000,000     AA          5.000% due 7/1/18                                                                             1,037,030
  12,900,000     AA          4.750% due 7/1/22                                                                            12,817,311
  13,150,000     AA          5.000% due 7/1/26                                                                            13,205,099
  12,430,000     AAA         MBIA-Insured, 5.000% due 7/1/30                                                              12,497,246
   4,500,000     AA        Series C, 5.250% due 7/1/16                                                                     4,800,510
   1,925,000     AAA     Morgan Hill COP, (Water Systems Improvement Projects), FSA-Insured,
                           5.125% due 6/1/21                                                                               1,992,702
   4,560,000     AAA     Pittsburg Public Financing Authority, Wastewater Revenue, Series A,
                           FGIC-Insured, 5.375% due 6/1/22                                                                 4,733,462
   6,575,000     AAA     Placer County Water Agency Revenue, COP, (Capital Improvement Projects),
                           AMBAC-Insured, 5.500% due 7/1/29                                                                6,942,148
                         Pomona Public Financing Authority Revenue:
   2,500,000     AAA       Series AA, Water Facilities Project, FSA-Insured, 5.000% due 5/1/29                             2,515,550
   2,855,000     AAA       Series Q, MBIA-Insured, 5.750% due 12/1/15                                                      3,164,197
   1,000,000     AAA     Redding Joint Powers Financing Authority, Wastewater Revenue, Series A,
                           FGIC-Insured, 5.500% due 12/1/18                                                                1,025,360

                       See Notes to Financial Statements.


              14  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) ((continued)                 August 31, 2002
================================================================================

    FACE
   AMOUNT        RATING(a)                                       SECURITY                                                   VALUE
====================================================================================================================================
Water and Sewer -- 19.8% (continued)
$  6,875,000     AAA     San Diego PFA, Sewer Revenue, FGIC-Insured, 5.000% due 5/15/20                                 $  7,009,819
                         Sunnyvale Financing Authority, Water & Wastewater Revenue, AMBAC-Insured:
   2,820,000     AAA       5.000% due 10/1/22                                                                              2,881,814
   1,795,000     AAA       5.000% due 10/1/26                                                                              1,810,563
   4,350,000     AAA     Vallejo Parity Revenue Refunding, Water Improvement Project, Series A,
                           FSA-Insured, 5.250% due 5/1/29                                                                  4,468,407
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         192,403,878
------------------------------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100%
                         (Cost -- $878,186,768**)                                                                       $972,250,909
====================================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(c) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(d) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(e) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer had not applied for new ratings.
+ All or a portion of this security has been segregated for open futures contract commitments.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 16 and 17 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.


              15  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA"' have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than in higher rated categories.

BB     -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.

Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in "Aaa" securities.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds rated "Baa" are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


              16  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
Security Descriptions (unaudited)
================================================================================

ABAG       -- Association of Bay Area Governments

AIG        -- American International Guaranty
AMBAC      -- AMBAC Indemnity Corporation
BAN        -- Bond Anticipation Notes
BIG        -- Bond Investors Guaranty
CGIC       -- Capital Guaranty Insurance Company
CHFCLI     -- California Health Facility Construction Loan Insurance
CONNIE LEE -- College Construction Loan Insurance Association
COP        -- Certificate of Participation
EDA        -- Economic Development Authority
ETM        -- Escrowed To Maturity
FAIRS      -- Floating Adjustable Interest Rate Securities
FGIC       -- Financial Guaranty Insurance Company
FHA        -- Federal Housing Administration
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRTC       -- Floating Rate Trust Certificates
FSA        -- Financial Security Assurance
GIC        -- Guaranteed Investment Contract
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HDC        -- Housing Development Corporation
HFA        -- Housing Finance Authority
IDA        -- Industrial Development Agency
IDB        -- Industrial Development Board
IDR        -- Industrial Development Revenue
INFLOS     -- Inverse Floaters
ISD        -- Independent School District
LOC        -- Letter of Credit
MBIA       -- Municipal Bond Investors Assurance Corporation
MVRICS     -- Municipal Variable Rate Inverse Coupon Security
PCR        -- Pollution Control Revenue
PFA        -- Public Financing Authority
PSFG       -- Permanent School Fund Guaranty
RAN        -- Revenue Anticipation Notes
RIBS       -- Residual Interest Bonds
SAVRS      -- Select Auction Variable Rate Securities
TAN        -- Tax Anticipation Notes
TECP       -- Tax Exempt Commercial Paper
TOB        -- Tender Option Bonds
TRAN       -- Tax and Revenue Anticipation Notes
SYCC       -- Structured Yield Curve Certificate
VA         -- Veterans Administration
VRDD       -- Variable Rate Daily Demand
VRWE       -- Variable Rate Wednesday Demand


              17  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited)                  August 31, 2002
================================================================================

ASSETS:
  Investments, at value (Cost -- $878,186,768)                                     $ 972,250,909
  Cash                                                                                    84,604
  Interest receivable                                                                 11,862,215
  Receivable for securities sold                                                       7,550,200
  Receivable for Fund shares sold                                                        434,143
------------------------------------------------------------------------------------------------
  Total Assets                                                                       992,182,071
------------------------------------------------------------------------------------------------

LIABILITIES:
  Dividends payable                                                                    1,673,902
  Payable to broker - variation margin                                                   406,250
  Investment advisory fee payable                                                        272,735
  Payable for Fund shares purchased                                                      189,371
  Administration fee payable                                                             154,960
  Distribution fees payable                                                              112,961
  Accrued expenses                                                                        85,257
------------------------------------------------------------------------------------------------
  Total Liabilities                                                                    2,895,436
------------------------------------------------------------------------------------------------
Total Net Assets                                                                   $ 989,286,635
================================================================================================

NET ASSETS:
  Par value of capital shares                                                      $      58,203
  Capital paid in excess of par value                                                916,822,455
  Undistributed net investment income                                                  1,313,451
  Accumulated net realized loss from security transactions and futures contracts     (18,362,928)
  Net unrealized appreciation of investments and futures contracts                    89,455,454
------------------------------------------------------------------------------------------------
Total Net Assets                                                                   $ 989,286,635
================================================================================================

Shares Outstanding:
  Class A                                                                             44,677,354
  ----------------------------------------------------------------------------------------------
  Class B                                                                              9,807,161
  ----------------------------------------------------------------------------------------------
  Class L                                                                              3,718,202
  ----------------------------------------------------------------------------------------------

Net Asset Value:
  Class A (and redemption price)                                                   $       17.00
  ----------------------------------------------------------------------------------------------
  Class B *                                                                        $       16.98
  ----------------------------------------------------------------------------------------------
  Class L **                                                                       $       16.97
  ----------------------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.17% of net asset value per share)                $       17.71
  ----------------------------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value per share)                $       17.14
================================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 3).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.


              18  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)     For the Six Months Ended August 31, 2002
================================================================================

INVESTMENT INCOME:
  Interest                                                         $ 26,000,050
--------------------------------------------------------------------------------

EXPENSES:
  Investment advisory fee (Note 3)                                    1,459,483
  Distribution fee (Note 3)                                           1,311,001
  Administration fee (Note 3)                                           926,101
  Audit and legal                                                       115,165
  Shareholder and system servicing fees                                 110,309
  Custody                                                                25,252
  Shareholder communications                                             19,647
  Directors' fees                                                        15,323
  Pricing fees                                                           13,734
  Registration fees                                                      11,582
  Other                                                                   3,546
--------------------------------------------------------------------------------
  Total Expenses                                                      4,011,143
--------------------------------------------------------------------------------
Net Investment Income                                                21,988,907
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS (NOTE 4 AND 5):
  Realized Gain (Loss) From:
    Security transactions (excluding short-term securities)              86,758
    Futures contracts                                                  (150,969)
--------------------------------------------------------------------------------
  Net Realized Loss                                                     (64,211)
--------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation (Note 1)                    4,062,655
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                         3,998,444
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 25,987,351
================================================================================

                       See Notes to Financial Statements.


              19  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended August 31, 2002 (unaudited) and the Year Ended February 28, 2002

                                                                              August 31       February 28
===========================================================================================================
OPERATIONS:
  Net investment income                                                     $  21,988,907    $  42,341,309
  Net realized gain (loss)                                                        (64,211)         587,311
  Increase in net unrealized appreciation                                       4,062,655       11,578,634
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                       25,987,351       54,507,254
-----------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
  Net investment income                                                       (21,927,286)     (42,026,185)
-----------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to Shareholders                   (21,927,286)     (42,026,185)
-----------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                                             90,158,980      201,616,611
  Net asset value of shares issued in connection with the transfer of the
    Greenwich Street California Municipal Fund's net assets (Note 7)                   --       50,982,480
  Net asset value of shares issued for reinvestment of dividends               11,854,309       22,421,870
  Cost of shares reacquired                                                   (93,495,266)    (242,989,216)
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                           8,518,023       32,031,745
-----------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                         12,578,088       44,512,814

NET ASSETS:
  Beginning of period                                                         976,708,547      932,195,733
-----------------------------------------------------------------------------------------------------------
  End of period*                                                            $ 989,286,635    $ 976,708,547
===========================================================================================================
* Includes undistributed net investment income of:                          $   1,313,451    $   1,251,830
===========================================================================================================

                       See Notes to Financial Statements.


              20  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

Smith Barney California Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices as provided by an independent pricing service; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At February 28, 2002, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, portions of accumulated net realized gain amounting to $94,090 and undistributed net investment income amounting to $356,478 have been reclassified to paid-in-capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and accrete all discounts on all fixed-income securities. The Fund adopted this requirement effective March 1, 2001. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. For the six months ended August 31, 2002, interest income increased by $141,683 and the change in net unrealized appreciation of investments decreased by $141,683. In addition, on February 28, 2002, the Fund recorded adjustments to increase the cost of securities and increase accumulated undistributed net investment income by $581,150 to reflect the cumulative effect of this change up to the date of the adoption.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.


              21  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc., which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment advisor to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. The investment advisory fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS") act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended August 31, 2002, the Fund paid transfer agent fees of $81,124 to CTB.

Salomon Smith Barney Inc. ("SSB") and PFSDistributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, SSB and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2002, SSB and its affiliates received sales charges of approximately $487,520 and $62,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended August 31, 2002, CDSCs paid to SSB and its affiliates were approximately:

                                         Class A        Class B         Class L
================================================================================
CDSCs                                    $13,000       $109,000        $114,509
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively.


              22  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

For the six months ended August 31, 2002, total Distribution Plan fees incurred were:

                                          Class A       Class B         Class L
================================================================================
Distribution Plan Fees                   $559,871      $540,775        $210,355
================================================================================

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

4. Investments

During the six months ended August 31, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $69,070,533
--------------------------------------------------------------------------------
Sales                                                                 91,502,812
================================================================================

At August 31, 2002, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                      $ 94,417,594
Gross unrealized depreciation                                          (353,453)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 94,064,141
================================================================================

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of)the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At August 31, 2002, the Fund had the following open futures contracts:

                       # of                       Basis         Market       Unrealized
                     Contracts   Expiration       Value          Value          Loss
========================================================================================
To Sell:
U.S. Treasury Bond     1,300        9/02      $139,528,813   $144,137,500   $(4,608,687)
========================================================================================


              23  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

6. Capital Shares

At August 31, 2002, the Fund had 500 million shares of $0.001 par value capital stock authorized. The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                                               Six Months Ended                    Year Ended
                                                                August 31, 2001                 February 28, 2001
                                                         ----------------------------     -----------------------------
                                                            Shares         Amount            Shares          Amount
=======================================================================================================================

Class A
Shares sold                                               4,152,804    $  69,338,434        9,416,493    $ 158,033,605
Net asset value of shares issued in connection with
  the transfer of Greenwich Street California
  Municipal Fund's net assets (Note 7)                           --               --        3,013,079       50,982,480
Shares issued on reinvestment                               550,448        9,222,055        1,020,525       17,108,860
Shares reacquired                                        (4,155,258)     (69,429,845)     (11,098,583)    (186,056,352)
-----------------------------------------------------------------------------------------------------------------------
Net Increase                                                547,994    $   9,130,644        2,351,514    $  40,068,593
=======================================================================================================================
Class B
Shares sold                                                 772,889    $  12,949,560        1,746,892    $  29,357,451
Shares issued on reinvestment                               107,063        1,791,321          222,952        3,733,398
Shares reacquired                                        (1,120,189)     (18,718,974)      (2,905,565)     (48,658,273)
-----------------------------------------------------------------------------------------------------------------------
Net Decrease                                               (240,237)   $  (3,978,093)        (935,721)   $ (15,567,424)
=======================================================================================================================
Class L
Shares sold                                                 469,455    $   7,870,986          847,236    $  14,225,555
Shares issued on reinvestment                                50,295          840,933           94,359        1,579,612
Shares reacquired                                          (320,312)      (5,346,447)        (493,284)      (8,274,591)
-----------------------------------------------------------------------------------------------------------------------
Net Increase                                                199,438    $   3,365,472          448,311    $   7,530,576
=======================================================================================================================

7. Transfer of Net Assets

On January 18, 2002, the Fund acquired the assets and certain liabilities of the Greenwich Street California Municipal Fund pursuant to a plan of reorganization approved by Greenwich Street California Muncipal Fund shareholders on January 14, 2002. Total Class A shares issued by the Fund, the total net assets of the Greenwich Street California Municipal Fund and total net assets of the Fund on the date of the transfer were as follows:

                                             Class A Shares Issued              Total Net Assets of the            Total Net Assets
Acquired Portfolio                                by the Fund          Greenwich Street California Muncipal Fund      of the Fund
====================================================================================================================================
Greenwich Street California Municipal Fund         3,013,079                          $50,982,480                    $925,778,885
====================================================================================================================================

The total net assets of the Greenwich Street California Municipal Fund before acquisition included unrealized appreciation of $8,200,190, accumulated net realized loss of $94,090 and undistributed net investment loss of $5,384. Total net assets of the Fund immediately after the transfer were $976,761,365. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.


              24  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

8. Capital Loss Carryforward

At February 28, 2002, the Fund had, for Federal income tax purposes, capital loss carryforwards of approximately $18,300,000 available, subject to certain limitations, to offset future capital gains. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and expiration of the carryforwards are indicated below. Expiration occurs at the end of February of the year indicated:

                                       2007           2008            2009
================================================================================
Carryforward Amounts                $2,336,000     $11,079,000     $4,885,000
================================================================================

9. Concentration of Credit

The Fund primarily invests in debt obligations issued by the State of California and local governments in the State of California, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.


              25  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares                                 2002(1)(2)     2002(2)    2001(2)     2000(2)(3)   1999(2)      1998
=====================================================================================================================
Net Asset Value, Beginning of Period           $ 16.93       $ 16.70     $ 15.28     $ 16.93     $ 16.99     $ 16.26
---------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                        0.39          0.79        0.79        0.78        0.77        0.82
  Net realized and unrealized gain (loss)(4)      0.07          0.22        1.41       (1.67)       0.07        0.98
---------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.46          1.01        2.20       (0.89)       0.84        1.80
---------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (0.39)        (0.78)      (0.78)      (0.76)      (0.78)      (0.84)
  In excess of net investment income                --            --          --          --       (0.02)         --
  Net realized gains                                --            --          --          --       (0.10)      (0.23)
---------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.39)        (0.78)      (0.78)      (0.76)      (0.90)      (1.07)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $ 17.00       $ 16.93     $ 16.70     $ 15.28     $ 16.93     $ 16.99
---------------------------------------------------------------------------------------------------------------------
Total Return                                      2.77%++       6.20%      14.70%      (5.36)%      5.02%      11.44%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $   760       $   747     $   698     $   628     $   769     $   664
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        0.70%+        0.68%       0.68%       0.70%       0.68%       0.70%
  Net investment income(4)                        4.64+         4.68        4.91        4.99        4.53        4.97
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              7%           21%         29%         29%         13%         43%
=====================================================================================================================

(1)   For the six months ended August 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the year ended February 29, 2000.
(4)   Without the adoption of the change in the accounting method discussed in
      Note 1 to the financial statements, for the six months ended August 31, 2002, the annualized ratio of net investment income to average net assets would have been 4.61%. The change in net investment income and net realized and unrealized gain is less than $0.01. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


              26  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class B Shares                                 2002(1)(2)     2002(2)    2001(2)     2000(2)(3)   1999(2)      1998
=====================================================================================================================
Net Asset Value, Beginning of Period           $ 16.92       $ 16.69     $ 15.28     $ 16.93     $ 16.98     $ 16.25
---------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                        0.35          0.69        0.70        0.70        0.68        0.74
  Net realized and unrealized gain (loss)(4)      0.06          0.24        1.41       (1.68)       0.08        0.98
---------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.41          0.93        2.11       (0.98)       0.76        1.72
---------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (0.35)        (0.70)      (0.70)      (0.67)      (0.69)      (0.76)
  In excess of net investment income                --            --          --          --       (0.02)         --
  Net realized gains                                --            --          --          --       (0.10)      (0.23)
---------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.35)        (0.70)      (0.70)      (0.67)      (0.81)      (0.99)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $ 16.98       $ 16.92     $ 16.69     $ 15.28     $ 16.93     $ 16.98
---------------------------------------------------------------------------------------------------------------------
Total Return                                      2.47%++       5.69%      14.06%      (5.87)%      4.56%      10.88%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $   166       $   170     $   183     $   196     $   247     $   216
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        1.22%+        1.20%       1.19%       1.22%       1.20%       1.21%
  Net investment income(4)                        4.13+         4.14        4.39        4.47        4.02        4.45
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              7%           21%         29%         29%         13%         43%
=====================================================================================================================

(1)   For the six months ended August 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the year ended February 29, 2000.
(4)   Without the adoption of the change in the accounting method discussed in
      Note 1 to the financial statements, for the six months ended August 31, 2002, those amounts would have been $0.34, $0.07 and 4.10% for net investment income, net realized and unrealized gain and annualized ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


              27  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class L Shares                                 2002(1)(2)     2002(2)    2001(2)     2000(2)(3)   1999(2)(4)      1998
=======================================================================================================================
Net Asset Value, Beginning of Period           $ 16.90       $ 16.68     $ 15.26     $ 16.91       $ 16.97     $ 16.24
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(5)                        0.34          0.69        0.69        0.69          0.67        0.73
  Net realized and unrealized gain (loss)(5)      0.08          0.22        1.42       (1.68)         0.07        0.98
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.42          0.91        2.11       (0.99)         0.74        1.71
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (0.35)        (0.69)      (0.69)      (0.66)        (0.68)      (0.75)
  In excess of net investment income                --            --          --          --         (0.02)         --
  Net realized gains                                --            --          --          --         (0.10)      (0.23)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.35)        (0.69)      (0.69)      (0.66)        (0.80)      (0.98)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $ 16.97       $ 16.90     $ 16.68     $ 15.26       $ 16.91     $ 16.97
-----------------------------------------------------------------------------------------------------------------------
Total Return                                      2.51%++       5.59%      14.09%      (5.92)%        4.45%      10.83%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $    63       $    60     $    51     $    38       $    48     $    32
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        1.27%+        1.25%       1.24%       1.28%         1.24%       1.26%
  Net investment income(5)                        4.08+         4.12        4.34        4.41          3.97        4.39
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              7%           21%         29%         29%           13%         43%
=======================================================================================================================

(1)   For the six months ended August 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the year ended February 29, 2000.
(4)   On June 12, 1998, Class C shares were renamed Class L shares.
(5)   Without the adoption of the change in the accounting method discussed in
      Note 1 to the financial statements, for the six months ended August 31, 2002, the annualized ratio of net investment income to average net assets would have been 4.05%. The change in net investment income and net realized and unrealized gain is less than $0.01. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


              28  Smith Barney California Municipals Fund Inc.
                     2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
CALIFORNIA MUNICIPALS FUND INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIRECTORS

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
R. Jay Gerken, Chairman
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Cornelius C. Rose

James J. Crisona, Emeritus

OFFICERS

R. Jay Gerken
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

David Fare
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT ADVISER
AND ADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTORS

Salomon Smith Barney Inc.
PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

Primerica Shareholders Services
P.O. Box 9662
Providence, Rhode Island
02940-9662

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.
--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of Smith Barney California Municipals Fund Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after November 30, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

       SALOMON SMITH BARNEY
---------------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


FD0434 10/02                                                             02-3958